EARNINGS PER SHARE	12 Months Ended
Dec. 28, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE:
Reconciliation between basic and diluted earnings per share is as follows:

	2025	2024
Net earnings:
Continuing operations	$393,935	$400,865
Discontinued operations	4,944	—
Total	$398,879	$400,865
Basic earnings per share:
Continuing operations	$2.57	$2.46
Discontinued operations	0.04	—
Total	$2.61	$2.46
Diluted earnings per share:
Continuing operations	$2.57	$2.46
Discontinued operations	0.04	—
Total	$2.61	$2.46
Basic weighted average number of common shares outstanding	153,005	162,928
Plus dilutive impact of stock options, Treasury RSUs, and common shares held in trust	66	251
Diluted weighted average number of common shares outstanding	153,071	163,179

Excluded from the above calculation for the year ended December 28, 2025 are 1.8 million treasury RSUs which are considered contingently issuable shares for which performance conditions have not been met as at December 28, 2025.